Angel Oak UltraShort Income Fund
Schedule of Investments
April 30, 2022 (Unaudited)
	Principal
	Amount	Value
Asset-Backed Securities ― 39.86%
ACC Auto Trust, Series 2021-A, Class A, 1.080%, 4/15/2027 (a)	$1,043,122	$1,034,760
ACC Auto Trust, Series 2021-A, Class B, 1.790%, 4/15/2027 (a)	4,611,000	4,465,025
ACC Trust, Series 2019-2, Class B, 3.630%, 8/20/2023 (a)	882,251	884,828
ACC Trust, Series 2021-1, Class A, 0.740%, 11/20/2023 (a)	738,025	737,738
ACC Trust, Series 2019-1, Class C, 6.410%, 2/20/2024 (a)	2,118,414	2,129,792
ACC Trust, Series 2021-1, Class B, 1.430%, 7/22/2024 (a)	2,000,000	1,991,538
ACC Trust, Series 2019-2, Class C, 5.240%, 10/20/2024 (a)	1,000,000	1,002,046
Affirm Asset Securitization Trust, Series 2021-A, Class D, 3.490%, 8/15/2025 (a)	1,610,000	1,565,417
Affirm Asset Securitization Trust, Series 2021-A, Class E, 5.650%, 8/15/2025 (a)	600,000	583,913
Affirm Asset Securitization Trust, Series 2021-B, Class D, 2.540%, 8/17/2026 (a)	250,000	233,011
Affirm Asset Securitization Trust, Series 2021-Z2, Class A, 1.170%, 11/15/2026 (a)	4,098,554	4,010,804
American Credit Acceptance Receivables Trust, Series 2021-2, Class A, 0.370%, 10/15/2024 (a)	446,212	446,038
American Credit Acceptance Receivables Trust, Series 2019-3, Class C, 2.760%, 9/12/2025 (a)	303,956	304,337
American Credit Acceptance Receivables Trust, Series 2021-2, Classs C, 0.970%, 7/13/2027 (a)	1,500,000	1,469,055
Aqua Finance Trust, Series 2019-A, Class A, 3.140%, 7/16/2040 (a)	795,079	783,939
Aqua Finance Trust, Series 2021-A, Class A, 1.540%, 7/17/2046 (a)	3,429,516	3,271,357
Aqua Finance Trust, Series 2020-AA, Class A, 1.900%, 7/17/2046 (a)	5,421,428	5,265,166
Arivo Acceptance Auto Loan Receivables Trust, Series 2021-1A, Class A, 1.190%, 1/15/2027 (a)	870,802	861,800
Arivo Acceptance Auto Loan Receivables Trust, Series 2022-1A, Class A, 3.930%, 5/15/2028 (a)	1,590,000	1,585,152
Avant Credit Card Master Trust, Series 2021-1A, Class A, 1.370%, 4/15/2027 (a)	3,500,000	3,300,192
Avant Credit Card Master Trust, Series 2021-1A, Class B, 1.620%, 4/15/2027 (a)	2,250,000	2,122,168
Avant Loans Funding Trust, Series 2021-REV1, Class A, 1.210%, 7/15/2030 (a)	2,000,000	1,967,918
Avid Automobile Receivables Trust, Series 2019-1, Class D, 4.030%, 7/15/2026 (a)	1,000,000	992,131
BHG Securitization Trust, Series 2021-B, Class A, 0.900%, 10/17/2034 (a)	2,281,597	2,185,539
CarNow Auto Receivables Trust, Series 2020-1A, Class C, 3.840%, 9/15/2024 (a)	4,000,000	4,008,932
CarNow Auto Receivables Trust, Series 2021-1A, Class A, 0.970%, 10/15/2024 (a)	531,517	530,285
CarNow Auto Receivables Trust, Series 2021-1A, Class D, 3.640%, 2/17/2026 (a)	1,250,000	1,196,775
Carvana Auto Receivables Trust, Series 2019-4A, Class D, 3.070%, 7/15/2025 (a)	4,858,000	4,859,098
Carvana Auto Receivables Trust, Series 2020-N1A, Class D, 3.430%, 1/15/2026 (a)	2,000,000	1,994,428
Carvana Auto Receivables Trust, Series 2021-N1, Class B, 1.090%, 1/10/2028	3,428,824	3,332,296
Carvana Auto Receivables Trust, Series 2021-N1, Class C, 1.300%, 1/10/2028	4,559,327	4,490,427
Carvana Auto Receivables Trust, Series 2021-N2, Class C, 1.070%, 3/10/2028	1,500,000	1,463,935
Carvana Auto Receivables Trust, Series 2021-P2, Class N, 1.880%, 5/10/2028 (a)	320,475	321,070
Carvana Auto Receivables Trust, Series 2021-N3, Class C, 1.020%, 6/12/2028	4,000,000	3,887,656
Carvana Auto Receivables Trust, Series 2021-N3, Class N, 2.530%, 6/12/2028 (a)	904,453	905,963
Carvana Auto Receivables Trust, Series 2021-P3, Class N, 1.990%, 9/10/2028 (a)	729,825	730,029
Carvana Auto Receivables Trust, Series 2021-P4, Class N, 2.150%, 9/10/2028 (a)	2,989,721	2,980,892
Carvana Auto Receivables Trust, Series 2021-N4, Class N, 2.990%, 9/10/2028 (a)	2,171,719	2,174,049
Carvana Auto Receivables Trust, Series 2022-N1, Class N, 4.600%, 12/10/2028 (a)	2,000,000	2,004,038
CFMT Issuer Trust, Series 2021-GRN1, Class A, 1.100%, 3/20/2041 (a)	2,201,438	2,126,645
CFMT LLC, Series 2021-AL1, Class B, 1.390%, 9/22/2031 (a)	3,785,197	3,673,318
Chase Auto Credit Linked Notes, Series 2020-1, Class B, 0.991%, 1/25/2028 (a)	338,672	335,862
Chase Auto Credit Linked Notes, Series 2020-1, Class C, 1.389%, 1/25/2028 (a)	931,348	925,867
Chase Auto Credit Linked Notes, Series 2020-2, Class B, 0.840%, 2/25/2028 (a)	443,684	438,646
Chase Auto Credit Linked Notes, Series 2020-2, Class C, 1.139%, 2/25/2028 (a)	443,684	437,950
Chase Auto Credit Linked Notes, Series 2021-1, Class B, 0.875%, 9/25/2028 (a)	3,113,035	3,057,567
Chase Auto Credit Linked Notes, Series 2021-1, Class C, 1.024%, 9/25/2028 (a)	1,334,158	1,310,015
Chase Auto Credit Linked Notes, Series 2021-2, Class D, 1.138%, 12/25/2028 (a)	1,110,796	1,090,294
CIG Auto Receivables Trust, Series 2020-1A, Class B, 1.550%, 1/13/2025 (a)	1,000,000	998,989
Conn's Receivables Funding LLC, Series 2020-A, Class C, 4.200%, 6/16/2025 (a)	40,205	40,182
Conn's Receivables Funding LLC, Series 2021-A, Class A, 1.050%, 5/15/2026 (a)	984,696	983,844
Consumer Loan Underlying Bond CLUB Certificate Trust, Series 2019-33, Class PT, 11.910%, 10/17/2044 (a)(b)	1,777,417	1,735,010
Consumer Loan Underlying Bond CLUB Credit Trust, Series 2019-P2, Class C, 4.410%, 10/15/2026 (a)	925,918	923,651
Consumer Loan Underlying Bond Credit Trust, Series 2018-P1, Class C, 5.210%, 7/15/2025 (a)	43,524	43,620
Consumer Loan Underlying Bond Credit Trust, Series 2018-P2, Class C, 5.210%, 10/15/2025 (a)	364,237	364,850
Consumer Loan Underlying Bond Credit Trust, Series 2018-P3, Class C, 5.540%, 1/15/2026 (a)	1,138,676	1,140,571
Consumer Underlying Bond Securitization, Series 2018-1, Class A, 4.790%, 2/17/2026 (a)	409,420	409,950
Continental Finance Credit Card ABS Master Trust, Series 2020-1A, Class A, 2.240%, 12/15/2028 (a)	500,000	477,080
Continental Finance Credit Card ABS Master Trust, Series 2021-A, Class A, 2.550%, 12/17/2029 (a)	2,000,000	2,002,530
CPS Auto Receivables Trust, Series 2018-B, Class D, 4.260%, 3/15/2024 (a)	393,046	394,597
CPS Auto Receivables Trust, Series 2019-C, Class D, 3.170%, 6/16/2025 (a)	200,000	201,010
CPS Auto Receivables Trust, Series 2019-C, Class E, 4.300%, 7/15/2025 (a)	900,000	895,990
CPS Auto Receivables Trust, Series 2022-B, Class A, 2.880%, 6/15/2026 (a)	2,000,000	1,996,788
CPS Auto Receivables Trust, Series 2021-A, Class C, 0.830%, 9/15/2026 (a)	1,000,000	985,140
CPS Auto Receivables Trust, Series 2021-B, Class C, 1.230%, 3/15/2027 (a)	1,600,000	1,558,899
CPS Auto Receivables Trust, Series 2020-C, Class E, 4.220%, 5/15/2027 (a)	2,925,000	2,890,953
CPS Auto Receivables Trust, Series 2021-D, Class D, 2.310%, 10/15/2027 (a)	2,000,000	1,877,418
CPS Auto Receivables Trust, Series 2021-B, Class E, 3.410%, 6/15/2028 (a)	500,000	478,989
CPS Auto Trust, Series 2018-C, Class D, 4.400%, 6/17/2024 (a)	45,771	46,024
CPS Auto Trust, Series 2021-C, Class C, 1.210%, 6/15/2027 (a)	5,000,000	4,832,350
Credit Acceptance Auto Loan Trust, Series 2020-2A, Class B, 1.930%, 9/15/2029 (a)	400,000	388,736
Credit Suisse ABS Trust, Series 2020-AT1, Class A, 2.625%, 10/15/2026 (a)	387,632	381,109
Donlen Fleet Lease Funding LLC, Series 2021-2, Class B, 0.980%, 12/11/2034 (a)	1,500,000	1,424,695
Drive Auto Receivables Trust, Series 2018-3, Class D, 4.300%, 9/16/2024	374,298	377,080
DT Auto Owner Trust, Series 2020-1A, Class B, 2.160%, 5/15/2024 (a)	253,611	253,965
DT Auto Owner Trust, Series 2021-1A, Class B, 0.620%, 9/15/2025 (a)	1,200,000	1,180,333
DT Auto Owner Trust, Series 2021-3A, Class C, 0.870%, 5/17/2027 (a)	2,582,000	2,444,612
DT Auto Owner Trust, Series 2022-1A, Class C, 2.960%, 11/15/2027 (a)	2,000,000	1,949,408
DT Auto Owner Trust, Series 2021-3A, Class E, 2.650%, 9/15/2028 (a)	500,000	455,449
Evergreen Credit Card Trust, Series 2019-2, Class C, 2.620%, 9/16/2024 (a)	1,900,000	1,903,201
Exeter Automobile Receivables Trust, Series 2017-3A, Class C, 3.680%, 7/17/2023 (a)	1,272,822	1,277,313
FHF Trust, Series 2021-2A, Class A, 0.830%, 12/15/2026 (a)	2,415,724	2,364,097
FHF Trust, Series 2021-1A, Class A, 1.270%, 3/15/2027 (a)	3,111,562	3,039,846
First Investors Auto Owner Trust, Series 2020-1A, Class D, 3.150%, 4/15/2026 (a)	1,000,000	990,999
First Investors Auto Owner Trust, Series 2019-2A, Class F, 5.690%, 7/15/2026 (a)	500,000	496,999
First Investors Auto Owner Trust, Series 2019-1A, Class F, 6.150%, 7/15/2026 (a)	450,000	457,038
First Investors Auto Owner Trust, Series 2021-1A, Class B, 0.890%, 3/15/2027 (a)	1,450,000	1,419,560
First Investors Auto Owner Trust, Series 2021-2A, Class C, 1.470%, 11/15/2027 (a)	2,402,000	2,274,718
Flagship Credit Auto Trust, Series 2020-3, Class D, 2.500%, 9/15/2026 (a)	585,000	569,068
Flagship Credit Auto Trust, Series 2021-3, Class C, 1.460%, 9/15/2027 (a)	5,000,000	4,735,835
Foundation Finance Trust, Series 2020-1A, Class A, 3.540%, 7/15/2040 (a)	1,396,472	1,394,179
Foundation Finance Trust, Series 2021-1A, Class A, 1.270%, 5/15/2041 (a)	1,316,562	1,246,099
Foundation Finance Trust, Series 2021-2A, Class A, 2.190%, 1/15/2042 (a)	1,534,138	1,471,986
Foursight Capital Automobile Receivables Trust, Series 2018-2, Class E, 5.500%, 10/15/2024 (a)	600,000	604,245
Foursight Capital Automobile Receivables Trust, Series 2019-1, Class B, 2.780%, 1/15/2025 (a)	320,570	321,119
Foursight Capital Automobile Receivables Trust, Series 2021-1, Class B, 0.870%, 1/15/2026 (a)	10,160,000	10,016,795
Foursight Capital Automobile Receivables Trust, Series 2020-1, Class E, 3.490%, 4/15/2026 (a)	5,540,000	5,478,977
Foursight Capital Automobile Receivables Trust, Series 2021-1, Class C, 1.020%, 9/15/2026 (a)	4,300,000	4,208,784
Foursight Capital Automobile Receivables Trust, Series 2019-1, Class F, 5.570%, 11/16/2026 (a)	2,600,000	2,590,892
Foursight Capital Automobile Receivables Trust, Series 2020-1, Class F, 4.620%, 6/15/2027 (a)	1,400,000	1,402,281
Foursight Capital Automobile Receivables Trust, Series 2021-2, Class B, 1.310%, 7/15/2027 (a)	3,000,000	2,893,140
FREED ABS Trust, Series 2020-FP1, Class B, 3.060%, 3/18/2027 (a)	289,348	290,159
FREED ABS Trust, Series 2020-2CP, Class B, 5.500%, 6/18/2027 (a)	165,402	166,047
FREED ABS Trust, Series 2021-2, Class B, 1.030%, 6/19/2028 (a)	500,000	497,167
FREED ABS Trust, Series 2021-3FP, Class C, 1.600%, 11/20/2028 (a)	4,750,000	4,560,014
Genesis Sales Finance Master Trust, Series 2020-AA, Class A, 1.650%, 9/22/2025 (a)	2,000,000	1,920,196
Genesis Sales Finance Master Trust, Series 2021-AA, Class A, 1.200%, 12/20/2026 (a)	2,000,000	1,876,716
GLS Auto Receivables Issuer Trust, Series 2020-2A, Class A, 1.580%, 8/15/2024 (a)	320,665	321,052
GLS Auto Receivables Issuer Trust, Series 2019-4A, Class B, 2.780%, 9/15/2024 (a)	732,447	733,701
GLS Auto Receivables Issuer Trust, Series 2021-4, Class A, 0.840%, 7/15/2025 (a)	2,323,597	2,309,946
GLS Auto Receivables Issuer Trust, Series 2019-4A, Class D, 4.090%, 8/15/2026 (a)	1,750,000	1,723,083
GLS Auto Receivables Issuer Trust, Series 2020-1A, Class D, 3.680%, 11/16/2026 (a)	450,000	439,424
GLS Auto Receivables Issuer Trust, Series 2021-4, Class C, 1.940%, 10/15/2027 (a)	2,000,000	1,897,806
GLS Auto Receivables Trust, Series 2021-2A, Class B, 0.770%, 9/15/2025 (a)	2,250,000	2,215,307
Goldman Home Improvement Trust, Series 2021-GRN2, Class A, 1.150%, 6/26/2051 (a)	3,305,851	3,128,102
Hertz Vehicle Financing III LLC, Series 2022-1A, Class A, 1.990%, 6/25/2026 (a)	3,300,000	3,130,027
Hertz Vehicle Financing LLC, Series 2021-1A, Class A, 1.210%, 12/25/2025 (a)	5,000,000	4,672,330
Hertz Vehicle Financing LLC, Series 2021-1A, Class C, 2.050%, 12/25/2025 (a)	2,000,000	1,880,134
LAD Auto Receivables Trust, Series 2021-1A, Class A, 1.300%, 8/17/2026 (a)	2,488,119	2,442,166
Lendbuzz Securitization Trust, Series 2021-1A, Class A, 1.460%, 6/15/2026 (a)	3,603,317	3,535,333
LendingClub Receivables Trust, Series 2020-6A, Class A, 2.750%, 11/15/2047 (a)	1,005,190	1,007,574
Lendingpoint Asset Securitization Trust, Series 2021-A, Class B, 1.460%, 12/15/2028 (a)	3,750,000	3,664,459
Lendingpoint Asset Securitization Trust, Series 2021-B, Class A, 1.110%, 2/15/2029 (a)	3,764,051	3,750,037
Lendingpoint Asset Securitization Trust, Series 2021-B, Class B, 1.680%, 2/15/2029 (a)	1,000,000	965,113
Lendingpoint Asset Securitization Trust, Series 2022-A, Class B, 2.410%, 6/15/2029 (a)	1,750,000	1,668,228
LendingPoint Asset Securitization Trust, Series 2020-REV1, Class A, 2.731%, 10/15/2028 (a)	2,000,000	1,976,084
LendingPoint Pass-Through Trust, Series 2022-ST1, Class A, 2.500%, 3/15/2028 (a)	1,855,782	1,808,749
LendingPoint Pass-Through Trust, Series 2022-ST2, Class A, 3.250%, 4/15/2028 (a)	1,917,781	1,879,708
LL ABS Trust, Series 2020-1A, Class A, 2.330%, 1/17/2028 (a)	35,531	35,624
LL ABS Trust, Series 2020-1A, Class C, 6.540%, 1/17/2028 (a)	2,200,000	2,207,636
LL ABS Trust, Series 2021-1A, Class A, 1.070%, 5/15/2029 (a)	3,579,538	3,493,009
LL ABS Trust, Series 2021-1A, Class B, 2.170%, 5/15/2029 (a)	1,000,000	932,456
LP LMS Asset Securitization Trust, Series 2021-2A, Class A, 1.750%, 1/15/2029 (a)	1,331,877	1,309,422
Marlette Funding Trust, Series 2018-3A, Class C, 4.630%, 9/15/2028 (a)	197,659	197,177
Marlette Funding Trust, Series 2019-4A, Class B, 2.950%, 12/15/2029 (a)	594,751	596,106
Marlette Funding Trust, Series 2019-4A, Class C, 3.760%, 12/15/2029 (a)	6,540,000	6,497,765
Marlette Funding Trust, Series 2020-1A, Class D, 3.540%, 3/15/2030 (a)	13,750,000	13,577,383
Marlette Funding Trust, Series 2021-1A, Class A, 0.600%, 6/16/2031 (a)	386,989	386,046
Marlette Funding Trust, Series 2021-1A, Class C, 1.410%, 6/16/2031 (a)	1,100,000	1,049,900
Marlette Funding Trust, Series 2021-1A, Class D, 2.470%, 6/16/2031 (a)	1,000,000	942,774
Marlette Funding Trust, Series 2021-2A, Class B, 1.060%, 9/15/2031 (a)	3,250,000	3,141,100
Marlette Funding Trust, Series 2021-3A, Class B, 1.300%, 12/15/2031 (a)	3,000,000	2,859,291
Mercury Financial Credit Card Master Trust, Series 2021-1A, Class A, 1.540%, 3/20/2026 (a)	14,562,000	14,099,744
Mercury Financial Credit Card Master Trust, Series 2022-1A, Class A, 2.500%, 9/21/2026 (a)	5,000,000	4,778,205
Mission Lane Credit Card Master Trust, Series 2021-A, Class A, 1.590%, 9/15/2026 (a)	2,000,000	1,945,574
Octane Receivables Trust, Series 2021-2A, Class A, 1.210%, 9/20/2028 (a)	996,180	972,855
Oportun Funding LLC, Series 2022-1, Class A, 3.250%, 6/15/2029 (a)	2,000,000	1,993,678
Oportun Issuance Trust, Series 2021-C, Class A, 2.180%, 10/8/2031 (a)	2,000,000	1,814,898
Pagaya AI Debt Selection Trust, Series 2021-1, Class A, 1.180%, 11/15/2027 (a)	6,647,458	6,544,230
Pagaya AI Debt Selection Trust, Series 2021-1, Class B, 2.130%, 11/15/2027 (a)	10,045,859	9,532,656
Pagaya AI Debt Selection Trust, Series 2021-1, Class C, 4.090%, 11/15/2027 (a)	199,918	189,032
Pagaya AI Debt Selection Trust, Series 2021-HG1, Class A, 1.220%, 1/16/2029 (a)	2,379,367	2,319,802
Pagaya AI Debt Selection Trust, Series 2021-HG1, Class B, 1.820%, 1/16/2029 (a)	2,498,893	2,438,037
Pagaya AI Debt Selection Trust, Series 2021-3, Class A, 1.150%, 5/15/2029 (a)	26,939,323	26,434,615
Pagaya AI Debt Selection Trust, Series 2021-3, Class B, 1.740%, 5/15/2029 (a)	2,999,968	2,836,785
Pagaya AI Debt Selection Trust, Series 2021-5, Class A, 1.530%, 8/15/2029 (a)	5,658,718	5,520,323
Pagaya AI Debt Trust, Series 2022-1, Class A, 2.030%, 10/15/2029 (a)	5,532,211	5,416,870
Pagaya AI Debt Trust, Series 2022-1, Class B, 3.344%, 10/15/2029 (a)	1,500,000	1,413,854
Prosper Marketplace Issuance Trust, Series 2019-3A, Class C, 4.940%, 9/15/2025 (a)	253,739	254,482
Purchasing Power Funding LLC, Series 2021-A, Class A, 1.570%, 10/15/2025 (a)	2,500,000	2,415,348
Skopos Auto Receivables Trust, Series 2019-1A, Class D, 5.240%, 4/15/2025 (a)	3,000,000	2,983,890
SpringCastle America Funding LLC, Series 2020-AA, Class A, 1.970%, 9/25/2037 (a)	13,414,182	12,821,208
Tesla Auto Lease Trust, Series 2020-A, Class D, 2.330%, 2/20/2024 (a)	4,000,000	3,938,216
Tesla Auto Lease Trust, Series 2020-A, Class E, 4.640%, 8/20/2024 (a)	700,000	700,834
Tesla Auto Lease Trust, Series 2021-A, Class B, 1.020%, 3/20/2025 (a)	3,000,000	2,901,909
Theorem Funding Trust, Series 2020-1A, Class B, 3.950%, 10/15/2026 (a)	1,220,934	1,226,779
Theorem Funding Trust, Series 2021-1A, Class A, 1.210%, 12/15/2027 (a)	2,356,539	2,318,394
Theorem Funding Trust, Series 2021-1A, Class B, 1.840%, 12/15/2027 (a)	2,000,000	1,913,188
Theorem Funding Trust, Series 2022-1A, Class A, 1.850%, 2/15/2028 (a)	4,519,273	4,483,643
Tidewater Auto Receivables Trust, Series 2020-AA, Class B, 1.610%, 3/15/2025 (a)	1,426,053	1,426,918
Tricolor Auto Securitization Trust, Series 2021-1A, Class A, 0.740%, 4/15/2024 (a)	1,431,454	1,428,453
Tricolor Auto Securitization Trust, Series 2021-1A, Class C, 1.330%, 9/16/2024 (a)	7,000,000	6,894,251
Tricolor Auto Securitization Trust, Series 2022-1A, Class B, 0.000%, 5/15/2025 (a)	800,000	799,891
U.S. Auto Funding Trust, Series 2020-1A, Class D, 9.350%, 3/15/2027 (a)	1,300,000	1,326,975
UNIFY Auto Receivables Trust, Series 2021-1A, Class B, 1.290%, 11/16/2026 (a)	1,450,000	1,397,496
United Auto Credit Securitization Trust, Series 2022-1, Class C, 2.610%, 6/10/2027 (a)	2,000,000	1,956,954
Upgrade Master Pass-Thru Trust, Series 2019-ST1, Class A, 4.000%, 7/15/2025 (a)	325,287	324,968
Upgrade Master Pass-Thru Trust, Series 2019-ST3, Class A, 3.750%, 11/15/2025 (a)	1,201,131	1,206,390
Upgrade Master Pass-Thru Trust, Series 2019-ST4, Class A, 3.750%, 12/15/2025 (a)	22,965	23,059
Upgrade Master Pass-Thru Trust, Series 2019-ST5, Class A, 3.750%, 1/15/2026 (a)	63,173	63,400
Upstart Pass-Through Trust, Series 2020-ST6, Class A, 3.000%, 1/20/2027 (a)	1,078,364	1,068,753
Upstart Pass-Through Trust, Series 2021-ST1, Class A, 2.750%, 2/20/2027 (a)	4,244,668	4,181,681
Upstart Pass-Through Trust, Series 2021-ST2, Class A, 2.500%, 4/20/2027 (a)	8,607,293	8,448,385
Upstart Pass-Through Trust, Series 2021-ST3, Class A, 2.000%, 5/20/2027 (a)	5,611,759	5,501,572
Upstart Pass-Through Trust, Series 2021-ST4, Class A, 2.000%, 7/20/2027 (a)	4,873,511	4,714,347
Upstart Pass-Through Trust, Series 2021-ST5, Class A, 2.000%, 7/20/2027 (a)	3,582,985	3,519,133
Upstart Pass-Through Trust, Series 2021-ST6, Class A, 1.850%, 8/20/2027 (a)	7,109,881	6,954,680
Upstart Pass-Through Trust, Series 2020-ST1, Class A, 3.750%, 2/20/2028 (a)	1,785,377	1,773,151
Upstart Pass-Through Trust, Series 2020-ST3, Class A, 3.350%, 4/20/2028 (a)	4,084,582	4,071,499
Upstart Pass-Through Trust, Series 2021-ST7, Class A, 1.850%, 9/20/2029 (a)	2,325,353	2,279,327
Upstart Pass-Through Trust, Series 2021-ST8, Class A, 1.750%, 10/20/2029 (a)	4,083,428	3,971,395
Upstart Pass-Through Trust, Series 2021-ST10, Class A, 2.250%, 1/20/2030 (a)	4,553,997	4,393,146
Upstart Pass-Through Trust, Series 2022-ST1, Class A, 2.600%, 3/20/2030 (a)	3,778,762	3,747,712
Upstart Pass-Through Trust, Series 2021-1, Class A, 0.870%, 3/20/2031 (a)	2,032,410	2,006,859
Upstart Securitization Trust, Series 2018-1, Class D, 6.147%, 8/20/2025 (a)	83,572	83,862
Upstart Securitization Trust, Series 2019-1, Class D, 6.480%, 4/20/2026 (a)	3,987,323	4,023,496
Upstart Securitization Trust, Series 2019-2, Class C, 4.783%, 9/20/2029 (a)	5,000,000	5,034,760
Upstart Securitization Trust, Series 2019-3, Class C, 5.381%, 1/21/2030 (a)	1,900,000	1,899,622
Upstart Securitization Trust, Series 2020-2, Class A, 2.309%, 11/20/2030 (a)	4,810,752	4,760,869
Upstart Securitization Trust, Series 2020-3, Class B, 3.014%, 11/20/2030 (a)	8,148,000	8,005,491
Upstart Securitization Trust, Series 2021-1, Class B, 1.890%, 3/20/2031 (a)	3,900,000	3,784,361
Upstart Securitization Trust, Series 2021-1, Class C, 4.060%, 3/20/2031 (a)	800,000	768,970
Upstart Securitization Trust, Series 2021-2, Class A, 0.910%, 6/20/2031 (a)	5,093,004	4,997,846
Upstart Securitization Trust, Series 2021-2, Class C, 3.610%, 6/20/2031 (a)	250,000	232,786
Upstart Securitization Trust, Series 2021-3, Class A, 0.830%, 7/20/2031 (a)	2,763,161	2,724,509
Upstart Securitization Trust, Series 2021-3, Class B, 1.660%, 7/20/2031 (a)	1,250,000	1,185,211
Upstart Securitization Trust, Series 2021-4, Class A, 0.840%, 9/20/2031 (a)	10,249,083	10,024,792
Upstart Securitization Trust, Series 2021-5, Class B, 2.490%, 11/20/2031 (a)	1,000,000	937,818
US Auto Funding, Series 2021-1A, Class A, 0.790%, 7/15/2024 (a)	2,214,144	2,198,933
US Auto Funding, Series 2021-1A, Class B, 1.490%, 3/17/2025 (a)	1,676,000	1,657,353
USASF Receivables LLC, Series 2020-1A, Class C, 5.940%, 8/15/2024 (a)	2,000,000	2,024,280
Verizon Master Trust, Series 2021-2, Class B, 1.280%, 4/20/2028	4,800,000	4,534,056
Veros Automobile Receivables Trust, Series 2022-1, Class A, 3.470%, 12/15/2025 (a)	1,878,022	1,873,370
Veros Automobile Receivables Trust, Series 2021-1, Class A, 0.920%, 10/15/2026 (a)	816,347	807,408
Westgate Resorts LLC, Series 2020-1A, Class A, 2.713%, 3/20/2034 (a)	4,112,059	4,076,313
Westlake Automobile Receivables Trust, Series 2018-3A, Class D, 4.000%, 10/16/2023 (a)	141,954	142,511
Westlake Automobile Receivables Trust, Series 2021-2A, Class E, 2.380%, 3/15/2027 (a)	2,250,000	2,088,720
Westlake Automobile Receivables Trust, Series 2022-1A, Class B, 2.750%, 3/15/2027 (a)	2,000,000	1,964,686
World Financial Network Credit Card Master Trust, Series 2019-B, Class M, 3.040%, 4/15/2026	3,365,000	3,378,699
TOTAL ASSET-BACKED SECURITIES (Cost ― $552,928,063)		$539,345,211

Collateralized Loan Obligations ― 9.51%
Atrium CLO Ltd., Series 12A, Class AR, 1.966% (3 Month LIBOR USD + 0.830%), 4/22/2027 (a)(c)	4,235,850	4,215,547
Barings Middle Market CLO Ltd., Series 2021-IA, Class X, 2.313% (3 Month LIBOR USD + 1.250%), 7/20/2033 (a)(c)	3,714,286	3,708,113
BNPP IP CLO Ltd., Series 2014-2A, Class CR, 2.699% (3 Month LIBOR USD + 2.400%), 10/30/2025 (a)(c)	1,702,220	1,699,195
Cathedral Lake CLO Ltd., Series 2021-6A, Class X, 2.184% (3 Month LIBOR USD + 1.000%), 4/25/2034 (a)(c)	3,368,421	3,367,053
Cedar Funding CLO Ltd., Series 2014-4A, Class X, 2.084% (3 Month LIBOR USD + 0.900%), 7/24/2034 (a)(c)	2,023,808	2,022,942
Cerberus Loan Funding LP, Series 2021-6A, Class A, 2.444% (3 Month LIBOR USD + 1.400%), 11/22/2033 (a)(c)	5,045,928	5,035,150
CIFC Funding Ltd., Series 2015-3A, Class AR, 1.914% (3 Month LIBOR USD + 0.870%), 4/19/2029 (a)(c)	4,876,185	4,857,968
Elevation CLO Ltd., Series 2021-13A, Class X, 2.044% (3 Month LIBOR USD + 1.000%), 7/17/2034 (a)(c)	2,600,000	2,599,129
Elevation CLO Ltd., Series 2021-14A, Class X, 2.013% (3 Month LIBOR USD + 0.950%), 10/20/2034 (a)(c)	3,500,000	3,498,743
First Eagle Commercial Loan Funding LLC, Series 2016-1A, Class A1AR, 2.874% (3 Month LIBOR USD + 1.690%), 1/26/2032 (a)(c)	8,811,053	8,796,885
Gallatin CLO Ltd., Series 2018-1A, Class A, 2.148% (3 Month LIBOR USD + 1.050%), 1/21/2028 (a)(c)	1,402,912	1,401,956
Great Lakes CLO Ltd., Series 2021-5A, Class AX, 1.994% (3 Month LIBOR USD + 0.950%), 4/15/2033 (a)(c)	2,845,714	2,834,798
Halcyon Loan Advisors Funding Ltd., Series 2015-2A, Class CR, 3.334% (3 Month LIBOR USD + 2.150%), 7/26/2027 (a)(c)	5,884,000	5,867,025
Hayfin Kingsland Ltd., Series 2019-2A, Class XR, 2.013% (3 Month LIBOR USD + 0.950%), 10/20/2034 (a)(c)	3,000,000	2,999,202
Highbridge Loan Management Ltd., Series 2015-7A, Class BR, 1.686% (3 Month LIBOR USD + 1.180%), 3/15/2027 (a)(c)	4,000,000	3,983,552
ICG US CLO Ltd., Series 2015-1X, Class A1R, 2.184% (3 Month LIBOR USD + 1.140%), 10/19/2028 (c)(d)	2,210,212	2,207,767
Jamestown CLO Ltd., Series 2016-9A, Class XRR, 2.084% (3 Month LIBOR USD + 0.900%), 7/25/2034 (a)(c)	3,666,667	3,665,688
Lake Shore MM CLO Ltd., Series 2021-1A, Class X, 1.180% (3 Month LIBOR USD + 1.180%), 10/17/2033 (a)(c)	4,433,333	4,425,504
LCM LP, Series 20A, Class AR, 2.103% (3 Month LIBOR USD + 1.040%), 10/20/2027 (a)(c)	851,609	848,614
Marble Point CLO Ltd., Series 2020-3A, Class X, 1.894% (3 Month LIBOR USD + 0.850%), 1/19/2034 (a)(c)	1,499,999	1,499,553
Medalist Partners Corporate Finance CLO Ltd., Series 2020-1A, Class X, 1.944% (3 Month LIBOR USD + 0.900%), 4/18/2033 (a)(c)	900,000	900,000
Monroe Capital MML CLO Ltd., Series 2017-1A, Class AR, 2.436% (3 Month LIBOR USD + 1.300%), 4/23/2029 (a)(c)	3,761,024	3,754,803
Monroe Capital MML CLO Ltd., Series 2018-1A, Class A, 2.494% (3 Month LIBOR USD + 1.450%), 4/15/2030 (a)(c)	2,500,000	2,486,652
Monroe Capital Mml Clo XII Ltd., Series 2021-2A, Class X, 1.803% (3 Month LIBOR USD + 1.000%), 9/14/2033 (a)(c)	4,593,000	4,586,055
Mountain View CLO Ltd., Series 2016-1A, Class XR, 1.838% (3 Month LIBOR USD + 0.800%), 4/14/2033 (a)(c)	2,315,789	2,315,789
Mountain View CLO Ltd., Series 2019-1A, Class XR, 1.794% (3 Month LIBOR USD + 0.750%), 10/16/2034 (a)(c)	3,262,500	3,261,952
Neuberger Berman CLO Ltd., Series 2015-20A, Class XR, 1.994% (3 Month LIBOR USD + 0.950%), 7/17/2034 (a)(c)	4,250,000	4,248,190
Northwoods Capital Ltd., Series 2019-20A, Class X, 1.984% (3 Month LIBOR USD + 0.800%), 1/26/2032 (a)(c)	428,670	428,715
OZLM Ltd., Series 2015-14A, Class X, 2.044% (3 Month LIBOR USD + 1.000%), 7/17/2034 (a)(c)	800,000	799,751
Saranac CLO Ltd., Series 2014-2A, Class A1AR, 1.710% (3 Month LIBOR USD + 1.230%), 11/20/2029 (a)(c)	6,415,145	6,400,679
Sculptor CLO Ltd., Series 25A, Class X, 1.794% (3 Month LIBOR USD + 0.750%), 1/15/2031 (a)(c)	2,000,000	1,999,760
Symphony CLO Ltd., Series 2014-14A, Class AR, 1.988% (3 Month LIBOR USD + 0.950%), 7/14/2026 (a)(c)	643,601	639,949
Symphony CLO Ltd., Series 2021-25A, Class X, 1.744% (3 Month LIBOR USD + 0.700%), 4/19/2034 (a)(c)	875,000	874,831
TCW CLO AMR Ltd., Series 2019-1A, Class XR, 1.459% (3 Month LIBOR USD + 1.000%), 8/16/2034 (a)(c)	3,466,667	3,465,623
TCW CLO Ltd., Series 2020-1A, Class XRR, 1.913% (3 Month LIBOR USD + 0.850%), 4/20/2034 (a)(c)	3,142,857	3,141,496
TCW CLO Ltd., Series 2021-2A, Class X, 2.184% (3 Month LIBOR USD + 1.000%), 7/25/2034 (a)(c)	3,466,667	3,465,495
THL Credit Lake Shore MM CLO Ltd., Series 2019-1A, Class X, 2.044% (3 Month LIBOR USD + 1.000%), 4/15/2033 (a)(c)	2,666,667	2,663,816
Venture CLO Ltd., Series 2019-38A, Class XR, 1.299% (3 Month LIBOR USD + 1.000%), 7/30/2032 (a)(c)	2,375,000	2,378,926
Wellfleet CLO Ltd., Series 2019-XA, Class X, 2.063% (3 Month LIBOR USD + 1.000%), 7/20/2032 (a)(c)	3,750,000	3,748,913
WhiteHorse CLO Ltd., Series 2014-1A, Class CR, 2.267% (3 Month LIBOR USD + 1.950%), 5/1/2026 (a)(c)	1,846,712	1,846,712
WhiteHorse CLO Ltd., Series 2014-9A, Class C, 3.744% (3 Month LIBOR USD + 2.700%), 7/17/2026 (a)(c)	1,510,625	1,510,481
Z Capital Credit Partners CLO Ltd., Series 2015-1A, Class CR, 2.894% (3 Month LIBOR USD + 1.850%), 7/16/2027 (a)(c)	4,250,000	4,245,495
TOTAL COLLATERALIZED LOAN OBLIGATIONS (Cost ― $128,868,688)		$128,698,467

Commercial Mortgage-Backed Securities ― 2.41%
ACRES Commercial Realty Ltd., Series 2021-FL1, Class A, 1.754% (1 Month LIBOR USD + 1.200%), 6/17/2036 (a)(c)	2,000,000	1,974,446
BDS Ltd., Series 2021-FL8, Class B, 1.904% (1 Month LIBOR USD + 1.350%), 1/18/2036 (a)(c)	2,000,000	1,950,572
BX Commercial Mortgage Trust, Series 2021-VOLT, Class B, 1.504% (1 Month LIBOR USD + 0.950%), 9/15/2036 (a)(c)	2,000,000	1,935,450
BXP Trust, Series 2017-CQHP, Class A, 1.404% (1 Month LIBOR USD + 0.850%), 11/15/2034 (a)(c)	1,000,000	986,612
BXP Trust, Series 2017-CQHP, Class C, 1.804% (1 Month LIBOR USD + 1.250%), 11/15/2034 (a)(c)	3,000,000	2,931,156
CSMC Trust, Series 2017-PFHP, Class A, 1.504% (1 Month LIBOR USD + 0.950%), 12/16/2030 (a)(c)	620,000	617,433
Extended Stay America Trust, Series 2021-ESH, Class B, 1.935% (1 Month LIBOR USD + 1.380%), 7/15/2038 (a)(c)	1,391,436	1,374,044
Greystone CRE Notes Ltd., Series 2021-HC2, Class A, 2.354% (1 Month LIBOR USD + 1.800%), 12/15/2039 (a)(c)	5,000,000	4,994,965
GS Mortgage-Backed Securities Corp. Trust, Series 2018-TWR, Class B, 1.754% (1 Month LIBOR USD + 1.200%), 7/15/2031 (a)(c)	775,000	755,624
GS Mortgage-Backed Securities Trust, Series 2018-HART, Class B, 1.860% (1 Month LIBOR USD + 1.300%), 10/15/2031 (a)(c)	683,000	654,843
JP Morgan Chase Commercial Mortgage Securities Trust, Series 2018-PTC, Class A, 2.004% (1 Month LIBOR USD + 1.450%), 4/15/2031 (a)(c)	1,253,000	1,244,561
JP Morgan Chase Commercial Mortgage Securities Trust, Series 2019-MFP, Class A, 1.514% (1 Month LIBOR USD + 0.960%), 7/15/2036 (a)(c)	765,000	756,501
Motel Trust, Series 2021-MTL6, Class B, 1.754% (1 Month LIBOR USD + 1.200%), 9/15/2038 (a)(c)	1,321,461	1,306,753
Natixis Commercial Mortgage Securities Trust, Series 2019-MILE, Class A, 2.054% (1 Month LIBOR USD + 1.500%), 7/15/2036 (a)(c)	1,000,000	997,838
Ready Capital Mortgage Financing LLC, Series 2021-FL6, Class B, 2.268% (1 Month LIBOR USD + 1.600%), 7/25/2036 (a)(c)	1,950,000	1,921,600
Velocity Commercial Capital Loan Trust, Series 2021-2, Class A, 1.520%, 8/25/2051 (a)(b)	4,517,958	4,261,713
Velocity Commercial Capital Loan Trust, Series 2021-3, Class A, 1.960%, 10/25/2051 (a)(b)	2,885,803	2,693,184
Velocity Commercial Capital Loan Trust, Series 2021-4, Class A, 2.520%, 12/25/2051 (a)(b)	1,373,958	1,285,807
TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (Cost ― $33,487,111)		$32,643,102

Commercial Mortgage-Backed Securities - U.S. Government Agency ― 5.35%
Federal Home Loan Mortgage Corp., Series K-F15, Class A, 1.122% (1 Month LIBOR USD + 0.670%), 2/25/2023 (c)	192,762	193,311
Federal Home Loan Mortgage Corp., Series K-F29, Class A, 0.812% (1 Month LIBOR USD + 0.360%), 2/25/2024 (c)	1,343,929	1,346,213
Federal Home Loan Mortgage Corp., Series 2020-KI05, Class B, 2.752% (1 Month LIBOR USD + 2.300%), 7/25/2024 (a)(c)	404,730	400,101
Federal Home Loan Mortgage Corp., Series K-F35, Class A, 0.802% (1 Month LIBOR USD + 0.350%), 8/25/2024 (c)	504,123	504,810
Federal Home Loan Mortgage Corp., Series K-F34, Class A, 0.812% (1 Month LIBOR USD + 0.360%), 8/25/2024 (c)	36,222	36,231
Federal Home Loan Mortgage Corp., Series K-F51, Class A, 0.852% (1 Month LIBOR USD + 0.400%), 8/25/2025 (c)	7,060,473	7,064,116
Federal Home Loan Mortgage Corp., Series K-F60, Class A, 0.942% (1 Month LIBOR USD + 0.490%), 2/25/2026 (c)	1,491,565	1,492,542
Federal Home Loan Mortgage Corp., Series K-F62, Class A, 0.932% (1 Month LIBOR USD + 0.480%), 4/25/2026 (c)	1,377,317	1,377,347
Federal Home Loan Mortgage Corp., Series K-F64, Class A, 0.892% (1 Month LIBOR USD + 0.440%), 6/25/2026 (c)	573,265	572,326
Federal Home Loan Mortgage Corp., Series K-F68, Class A, 0.942% (1 Month LIBOR USD + 0.490%), 7/27/2026 (c)	7,014,909	7,029,121
Federal Home Loan Mortgage Corp., Series K-F74, Class AS, 0.694% (MSOFR1MC + 0.530%), 1/25/2027 (c)	415,680	415,229
Federal Home Loan Mortgage Corp., Series K-F74, Class AL, 0.892% (1 Month LIBOR USD + 0.440%), 1/25/2027 (c)	3,325,444	3,325,890
Federal Home Loan Mortgage Corp., Series K-F81, Class AS, 0.559% (SOFR30A + 0.400%), 6/25/2027 (c)	2,977,858	2,987,438
Federal Home Loan Mortgage Corp., Series K-F86, Class AS, 0.479% (SOFR30A + 0.320%), 8/25/2027 (c)	10,707,498	10,683,267
Federal Home Loan Mortgage Corp., Series K-F86, Class AL, 0.742% (1 Month LIBOR USD + 0.290%), 8/25/2027 (c)	3,266,233	3,259,736
Federal Home Loan Mortgage Corp., Series K-F93, Class AS, 0.469% (SOFR30A + 0.310%), 10/25/2027 (c)	2,025,343	2,015,917
Federal Home Loan Mortgage Corp., Series K-F93, Class AL, 0.732% (1 Month LIBOR USD + 0.280%), 10/25/2027 (c)	2,368,822	2,366,271
Federal Home Loan Mortgage Corp., Series K-F100, Class AS, 0.339% (SOFR30A + 0.180%), 1/25/2028 (c)	4,261,976	4,238,322
Federal Home Loan Mortgage Corp., Series K-F43, Class A, 0.692% (1 Month LIBOR USD + 0.240%), 1/25/2028 (c)	2,970,882	2,966,535
Federal Home Loan Mortgage Corp., Series K-F48, Class A, 0.742% (1 Month LIBOR USD + 0.290%), 6/25/2028 (c)	1,235,503	1,230,491
Federal Home Loan Mortgage Corp., Series KF57, Class A, 0.992% (1 Month LIBOR USD + 0.540%), 12/25/2028 (c)	1,506,030	1,508,864
Federal Home Loan Mortgage Corp., Series K-F59, Class A, 0.992% (1 Month LIBOR USD + 0.540%), 2/25/2029 (c)	478,608	479,281
Federal Home Loan Mortgage Corp., Series K-F61, Class A, 0.982% (1 Month LIBOR USD + 0.530%), 3/25/2029 (c)	2,439,147	2,434,705
Federal Home Loan Mortgage Corp., Series K-F84, Class AL, 0.752% (1 Month LIBOR USD + 0.300%), 7/25/2030 (c)	3,371,639	3,378,602
Federal Home Loan Mortgage Corp., Series K-F92, Class AS, 0.519% (SOFR30A + 0.360%), 10/25/2030 (c)	767,575	768,982
Federal Home Loan Mortgage Corp., Series K-F91, Class AL, 0.782% (1 Month LIBOR USD + 0.330%), 10/25/2030 (c)	1,607,906	1,607,590
Federal Home Loan Mortgage Corp., Series K-F96, Class AS, 0.459% (SOFR30A + 0.300%), 11/25/2030 (c)	775,853	773,864
Federal Home Loan Mortgage Corp., Series K-F94, Class AL, 0.752% (1 Month LIBOR USD + 0.300%), 11/25/2030 (c)	1,697,995	1,690,828
Federal Home Loan Mortgage Corp., Series K-F99, Class AS, 0.359% (SOFR30A + 0.200%), 12/26/2030 (c)	1,757,344	1,741,767
Federal National Mortgage Association, Series 2013-M2, Class AFL, 1.018% (1 Month LIBOR USD + 0.350%), 1/25/2023 (c)	2,602,399	2,606,669
Federal National Mortgage Association, 2.500%, 9/1/2024	1,980,768	1,892,539
TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES - U.S. GOVERNMENT AGENCY (Cost ― $72,669,138)		$72,388,905

Corporate Obligations ― 1.17%
Basic Materials ― 0.22%
Compass Minerals International, Inc., 4.875%, 7/15/2024 (a)	3,000,000	2,973,900

Consumer, Non-cyclical ― 0.26%
Prime Security Services Borrower LLC / Prime Finance, Inc., 5.250%, 4/15/2024 (a)	3,500,000	3,500,070

Energy ― 0.08%
Occidental Petroleum Corp., 6.950%, 7/1/2024	1,000,000	1,050,095

Financial ― 0.61%
goeasy Ltd., 5.375%, 12/1/2024 (a)	1,000,000	982,040
Millennium Consolidated Holdings LLC, 7.500%, 6/30/2023 (a)	2,000,000	2,012,477
OneMain Finance Corp., 6.125%, 3/15/2024	1,275,000	1,281,292
Starwood Property Trust, Inc., 5.500%, 11/1/2023 (a)	4,000,000	4,035,020
		8,310,829
TOTAL CORPORATE OBLIGATIONS (Cost ― $16,344,270)		$15,834,894

Residential Mortgage-Backed Securities ― 29.11%
Banc of America Funding Corp., Series 2015-R3, Class 7A1, 0.873% (1 Month LIBOR USD + 0.205%), 4/29/2037 (a)(c)	3,941,371	3,873,020
Bellemeade Re Ltd., Series 2018-3A, Class M1B, 2.518% (1 Month LIBOR USD + 1.850%), 10/25/2028 (a)(c)	1,318,818	1,313,368
Bellemeade Re Ltd., Series 2019-3A, Class M1C, 2.618% (1 Month LIBOR USD + 1.950%), 7/25/2029 (a)(c)	1,397,350	1,376,151
BRAVO Residential Funding Trust, Series 2021-NQM3, Class A2, 1.853%, 4/25/2060 (a)(b)	3,641,532	3,570,140
BRAVO Residential Funding Trust, Series 2020-NQM1, Class A2, 1.789%, 5/25/2060 (a)(b)	1,275,757	1,220,291
BRAVO Residential Funding Trust, Series 2020-NQM1, Class A3, 2.406%, 5/25/2060 (a)(b)	883,663	853,454
Bunker Hill Loan Depositary Trust, Series 2019-2, Class A3, 3.185%, 7/25/2049 (a)(e)	5,516,925	5,429,840
Bunker Hill Loan Depositary Trust, Series 2019-3, Class A3, 3.135%, 11/25/2059 (a)(e)	1,980,015	1,962,189
Cascade Funding Mortgage Trust, Series 2021-HB6, Class A, 0.898%, 6/25/2036 (a)(b)	1,592,487	1,566,888
Chase Home Lending Mortgage Trust, Series 2019-ATR2, Class A11, 1.568% (1 Month LIBOR USD + 0.900%), 8/25/2049 (a)(c)	1,705,437	1,686,416
CIM Trust, Series 2019-INV1, Class A2, 1.668% (1 Month LIBOR USD + 1.000%), 2/25/2049 (a)(c)	67,054	61,721
CIM Trust, Series 2019-INV2, Class A11, 1.407% (1 Month LIBOR USD + 0.950%), 5/25/2049 (a)(c)	241,302	231,458
CIM Trust, Series 2021-NR2, Class A1, 2.568%, 7/25/2059 (a)(e)	3,683,123	3,552,711
COLT Funding LLC, Series 2021-3R, Class A3, 1.513%, 12/26/2064 (a)(b)	1,109,883	1,071,652
COLT Mortgage Loan Trust, Series 2020-2, Class A1, 1.853%, 3/25/2065 (a)(b)	546,935	545,122
COLT Mortgage Loan Trust, Series 2020-2, Class A3, 3.698%, 3/25/2065 (a)(b)	1,710,000	1,696,997
COLT Mortgage Loan Trust, Series 2020-3, Class A1, 1.506%, 4/27/2065 (a)(b)	1,306,649	1,290,778
COLT Mortgage Loan Trust, Series 2020-3, Class A3, 2.380%, 4/27/2065 (a)(b)	382,604	379,871
COLT Mortgage Loan Trust, Series 2021-3, Class A1, 0.956%, 9/27/2066 (a)(b)	10,169,644	9,401,002
COLT Mortgage Loan Trust, Series 2021-5, Class A1, 1.726%, 11/25/2066 (a)(b)	3,754,858	3,530,816
COLT Mortgage Loan Trust, Series 2021-6, Class A1, 1.907%, 12/27/2066 (a)(b)	6,264,046	5,861,950
COLT Mortgage Loan Trust, Series 2022-1, Class A1, 2.284%, 12/27/2066 (a)(b)	4,808,327	4,514,255
COLT Mortgage Pass-Through Certificates, Series 2021-1R, Class A3, 1.421%, 5/25/2065 (a)(b)	981,437	946,879
Credit Suisse Mortgage Capital Certificates, Series 2020-SPT1, Class A2, 2.229%, 4/25/2065 (a)(e)	10,000,000	9,922,220
Credit Suisse Mortgage Capital Certificates, Series 2020-SPT1, Class A3, 2.734%, 4/25/2065 (a)(e)	5,000,000	4,815,040
Credit Suisse Mortgage Trust, Series 2021-NQM8, Class A2, 2.303%, 10/25/2066 (a)(b)	4,561,260	4,330,118
CSMC Trust, Series 2019-AFC1, Class A2, 2.776%, 8/25/2049 (a)(e)	922,880	910,651
CSMC Trust, Series 2019-AFC1, Class A3, 2.877%, 8/25/2049 (a)(e)	2,060,557	2,018,239
CSMC Trust, Series 2020-AFC1, Class A3, 2.514%, 2/25/2050 (a)(b)	649,836	634,384
CSMC Trust, Series 2019-NQM1, Class A1, 2.656%, 10/25/2059 (a)(e)	2,218,609	2,193,545
CSMC Trust, Series 2021-NQM1, Class A1, 0.809%, 5/25/2065 (a)(b)	2,191,384	2,115,308
CSMC Trust, Series 2020-NQM1, Class A3, 1.722%, 5/25/2065 (a)(e)	2,203,779	2,122,162
CSMC Trust, Series 2021-NQM3, Class A3, 1.632%, 4/25/2066 (a)(b)	6,867,680	6,569,273
CSMC Trust, Series 2021-NQM5, Class A3, 1.349%, 5/25/2066 (a)(b)	3,822,257	3,684,166
CSMC Trust, Series 2021-NQM8, Class A1, 1.841%, 10/25/2066 (a)(b)	4,561,260	4,305,551
CSMC Trust, Series 2021-NQM7, Class A2, 1.961%, 10/25/2066 (a)(b)	4,090,295	3,862,678
CSMC Trust, Series 2022-NQM1, Class A3, 2.675%, 11/25/2066 (a)(b)	9,673,625	9,100,521
Deephaven Residential Mortgage Trust, Series 2021-1, Class A1, 0.715%, 5/25/2065 (a)(b)	1,531,299	1,484,285
Deephaven Residential Mortgage Trust, Series 2020-2, Class A1, 1.692%, 5/25/2065 (a)	579,195	576,435
Deephaven Residential Mortgage Trust, Series 2021-2, Class A3, 1.260%, 4/25/2066 (a)(b)	1,156,023	1,093,257
Deephaven Residential Mortgage Trust, Series 2021-4, Class A1, 1.931%, 11/25/2066 (a)(b)	4,805,640	4,636,880
Ellington Financial Mortgage Trust, Series 2022-1, Class A1, 2.206%, 1/25/2067 (a)(b)	2,171,118	2,065,048
Flagstar Mortgage Trust, Series 2018-6RR, Class 1A2, 1.368% (1 Month LIBOR USD + 0.700%), 10/25/2048 (a)(c)	1,292,226	1,281,475
FWD Securitization Trust, Series 2019-INV1, Class A2, 3.010%, 6/25/2049 (a)(b)	710,284	709,965
FWD Securitization Trust, Series 2020-INV1, Class A2, 2.340%, 1/25/2050 (a)(b)	1,973,070	1,934,806
Galton Funding Mortgage Trust, Series 2017-1, Class A21, 3.500%, 7/25/2056 (a)(b)	58,273	57,261
GCAT Trust, Series 2019-NQM3, Class A3, 3.043%, 11/25/2059 (a)(b)	11,595,059	11,383,750
GCAT Trust, Series 2020-NQM1, Class A3, 2.554%, 1/25/2060 (a)(e)	451,512	446,423
GCAT Trust, Series 2020-NQM2, Class A1, 1.555%, 4/25/2065 (a)(e)	1,079,173	1,056,463
GCAT Trust, Series 2021-NQM7, Class A1, 1.915%, 8/25/2066 (a)(b)	2,528,761	2,420,563
GS Mortgage-Backed Securities Corp. Trust, Series 2014-EB1A, Class B2, 2.494%, 7/25/2044 (a)(b)	2,359,164	2,341,531
GS Mortgage-Backed Securities Corp. Trust, Series 2020-PJ2, Class A1, 3.500%, 7/25/2050 (a)(b)	273,772	257,574
GS Mortgage-Backed Securities Corp. Trust, Series 2021-PJ4, Class A6, 2.500%, 9/25/2051 (a)(b)	3,250,937	3,217,589
GS Mortgage-Backed Securities Corp. Trust, Series 2021-PJ9, Class A8, 2.500%, 2/25/2052 (a)(b)	9,036,072	8,408,462
GS Mortgage-Backed Securities Corp. Trust, Series 2021-PJ10, Class A8, 2.500%, 3/25/2052 (a)(b)	4,621,670	4,301,740
GS Mortgage-Backed Securities Corp. Trust, Series 2021-NQM1, Class A3, 1.532%, 7/25/2061 (a)(b)	2,091,558	2,013,901
GS Mortgage-Backed Securities Trust, Series 2020-PJ1, Class A1, 3.500%, 5/25/2050 (a)(b)	239,473	226,588
GS Mortgage-Backed Securities Trust, Series 2020-NQM1, Class A2, 1.791%, 9/25/2060 (a)(b)	618,148	599,650
Home Re Ltd., Series 2018-1, Class M1, 2.268% (1 Month LIBOR USD + 1.600%), 10/25/2028 (a)(c)	473,496	471,985
Home RE Ltd., Series 2021-1, Class M1A, 1.718% (1 Month LIBOR USD + 1.050%), 7/25/2033 (a)(c)	1,001,398	977,741
Imperial Fund Mortgage Trust, Series 2021-NQM1, Class A3, 1.617%, 6/25/2056 (a)(b)	1,747,965	1,663,627
JP Morgan Mortgage Trust, Series 2018-1, Class B1, 3.653%, 6/25/2048 (a)(b)	904,093	903,380
JP Morgan Mortgage Trust, Series 2019-1, Class A11, 1.618% (1 Month LIBOR USD + 0.950%), 5/25/2049 (a)(c)	154,790	153,918
JP Morgan Mortgage Trust, Series 2019-5, Class A11, 1.568% (1 Month LIBOR USD + 0.900%), 11/25/2049 (a)(c)	512,263	498,590
JP Morgan Mortgage Trust, Series 2019-6, Class A3, 3.500%, 12/25/2049 (a)(b)	2,354,548	2,311,338
JP Morgan Mortgage Trust, Series 2019-LTV3, Class A3, 3.500%, 3/25/2050 (a)(b)	500,208	496,800
JP Morgan Mortgage Trust, Series 2019-INV3, Class A11, 1.457% (1 Month LIBOR USD + 1.000%), 5/25/2050 (a)(c)	704,030	682,274
JP Morgan Mortgage Trust, Series 2020-7, Class A11, 1.257% (1 Month LIBOR USD + 0.800%), 1/25/2051 (a)(c)	1,011,858	1,010,073
JP Morgan Mortgage Trust, Series 2021-1, Class A11, 0.749% (SOFR30A + 0.650%), 6/25/2051 (a)(c)	4,594,201	4,478,583
JP Morgan Mortgage Trust, Series 2021-6, Class A6, 2.500%, 10/25/2051 (a)(b)	3,157,533	2,954,712
LHOME Mortgage Trust, Series 2020-RTL1, Class A1, 3.228%, 10/25/2024 (a)	347,608	345,697
Mello Mortgage Capital Accepatance, Series 2021-MTG2, Class A10, 2.500%, 6/25/2051 (a)(b)	4,096,795	3,787,167
METLIFE Securitization Trust, Series 2020-INV1, Class A5, 3.000%, 5/25/2050 (a)(b)	2,210,648	2,149,827
MFA Trust, Series 2021-INV1, Class A2, 1.057%, 1/25/2056 (a)(b)	970,772	926,120
MFA Trust, Series 2020-NQM3, Class A2, 1.324%, 1/26/2065 (a)(b)	903,678	868,659
MFA Trust, Series 2020-NQM1, Class A3, 2.300%, 3/25/2065 (a)(b)	1,176,143	1,154,139
Mill City Mortgage Loan Trust, Series 2019-GS2, Class A1, 2.750%, 8/25/2059 (a)(b)	445,625	440,044
Mill City Mortgage Loan Trust, Series 2021-NMR1, Class A1, 1.125%, 11/25/2060 (a)(b)	1,552,367	1,488,682
Mortgage Insurance-Linked Notes, Series 2020-1, Class M1A, 1.618% (1 Month LIBOR USD + 0.950%), 1/25/2030 (a)(c)	3,055,118	3,005,408
Mortgage Insurance-Linked Notes, Series 2020-2, Class B1, 8.268% (1 Month LIBOR USD + 7.600%), 10/25/2030 (a)(c)	13,136,000	13,378,097
New Residential Mortgage Loan Trust, Series 2021-INV1, Class A6, 2.500%, 6/25/2051 (a)(b)	2,671,776	2,481,650
New Residential Mortgage Loan Trust, Series 2019-NQM5, Class A1, 2.710%, 11/25/2059 (a)(b)	624,876	608,334
New Residential Mortgage Loan Trust, Series 2019-NQM5, Class A3, 3.065%, 11/25/2059 (a)(b)	469,934	465,853
New Residential Mortgage Loan Trust, Series 2020-NQM2, Class A1, 1.650%, 5/25/2060 (a)(b)	661,954	658,355
NLT Trust, Series 2021-INV2, Class A3, 1.520%, 8/25/2056 (a)(b)	2,239,455	2,170,974
NMLT Trust, Series 2021-INV1, Class A3, 1.797%, 5/25/2056 (a)(b)	1,694,261	1,635,556
OBX Trust, Series 2018-EXP1, Class 2A2, 1.668% (1 Month LIBOR USD + 1.000%), 4/27/2048 (a)(c)	240,244	240,348
OBX Trust, Series 2020-EXP1, Class 2A1, 1.418% (1 Month LIBOR USD + 0.750%), 1/26/2060 (a)(c)	674,317	667,136
OBX Trust, Series 2021-NQM3, Class A2, 1.260%, 7/25/2061 (a)(b)	3,261,283	3,148,185
OBX Trust, Series 2022-NQM1, Class A1, 2.305%, 11/25/2061 (a)(b)	5,252,494	4,984,538
OBX Trust, Series 2021-NQM1, Class A3, 1.329%, 2/25/2066 (a)(b)	5,734,276	5,524,465
Onslow Bay Mortgage Loan Trust, Series 2021-NQM4, Class A1, 1.957%, 10/25/2061 (a)(b)	4,692,076	4,439,432
Onslow Bay Mortgage Loan Trust, Series 2021-NQM4, Class A2, 2.162%, 10/25/2061 (a)(b)	7,968,502	7,569,662
Onslow Bay Mortgage Loan Trust, Series 2021-NQM4, Class A3, 2.367%, 10/25/2061 (a)(b)	7,192,436	6,916,886
Pepper Residential Securities Trust, Series 21A, Class A1U, 1.434% (1 Month LIBOR USD + 0.880%), 1/16/2060 (a)(c)	39,450	39,330
Pepper Residential Securities Trust, Series 23A, Class A1U, 1.504% (1 Month LIBOR USD + 0.950%), 8/18/2060 (a)(c)	59,355	59,487
PNMAC Issuer Trust, Series 2018-FT1, Class A, 3.018% (1 Month LIBOR USD + 2.350%), 4/25/2023 (a)(c)(f)	5,000,000	5,004,390
Pretium Mortgage Credit Partners LLC, Series 2021-NPL3, Class A1, 1.868%, 7/25/2051 (a)(e)	5,594,024	5,285,027
PRKCM Trust, Series 2021-AFC2, Class A1, 2.061%, 11/25/2056 (a)(b)	7,637,686	7,169,970
PRPM LLC, Series 2021-6, Class A1, 1.793%, 7/25/2026 (a)(e)	2,495,109	2,394,337
PRPM LLC, Series 2021-9, Class A1, 2.363%, 10/25/2026 (a)(e)	2,564,680	2,489,819
RCO Mortgage LLC, Series 2022-1, Class A1, 2.981%, 1/25/2027 (a)(e)	4,948,781	4,849,385
Residential Mortgage Loan Trust, Series 2019-2, Class A3, 3.220%, 5/25/2059 (a)(b)	582,951	581,263
Residential Mortgage Loan Trust, Series 2020-1, Class A3, 2.684%, 1/25/2060 (a)(b)	980,219	965,265
RESIMAC Bastille Trust, Series 2018-1NCA, Class A1, 1.288% (1 Month LIBOR USD + 0.850%), 12/5/2059 (a)(c)	87,321	87,470
Saluda Grade Alternative Mortgage Trust, Series 2021-MF1, Class A1, 2.805%, 11/25/2029 (a)(b)	5,000,000	4,854,880
SG Residential Mortgage Trust, Series 2019-3, Class A1, 2.703%, 9/25/2059 (a)(b)	2,007,047	2,002,567
SG Residential Mortgage Trust, Series 2019-3, Class A2, 2.877%, 9/25/2059 (a)(b)	402,271	401,186
SG Residential Mortgage Trust, Series 2021-2, Class A1, 1.737%, 12/25/2061 (a)(b)	14,354,830	13,216,477
SG Residential Mortgage Trust, Series 2021-2, Class A2, 1.942%, 12/25/2061 (a)(b)	4,784,943	4,385,563
Spruce Hill Mortgage Loan Trust, Series 2020-SH1, Class A1, 2.521%, 1/28/2050 (a)(b)	326,477	325,540
Spruce Hill Mortgage Loan Trust, Series 2020-SH1, Class A2, 2.624%, 1/28/2050 (a)(b)	162,080	161,728
Starwood Mortgage Residential Trust, Series 2019-INV1, Class A3, 2.916%, 9/25/2049 (a)(b)	8,859,928	8,744,997
Starwood Mortgage Residential Trust, Series 2020-1, Class A1, 2.275%, 2/25/2050 (a)(b)	1,569,988	1,541,617
Starwood Mortgage Residential Trust, Series 2020-INV1, Class A3, 1.593%, 11/25/2055 (a)(b)	1,987,277	1,919,247
Starwood Mortgage Residential Trust, Series 2021-3, Class A3, 1.518%, 6/25/2056 (a)(b)	4,099,155	3,899,973
Starwood Mortgage Residential Trust, Series 2020-2, Class A1, 2.718%, 4/25/2060 (a)(b)	313,764	308,607
Starwood Mortgage Residential Trust, Series 2021-2, Class A3, 1.431%, 5/25/2065 (a)(b)	718,433	690,474
Starwood Mortgage Residential Trust, Series 2021-5, Class A1, 1.920%, 9/25/2066 (a)(b)	5,428,313	5,105,817
Starwood Mortgage Residential Trust, Series 2021-5, Class A2, 2.178%, 9/25/2066 (a)(b)	4,920,223	4,734,966
Starwood Mortgage Residential Trust, Series 2021-5, Class A3, 2.436%, 9/25/2066 (a)(b)	4,342,650	4,202,700
Starwood Mortgage Residential Trust, Series 2021-6, Class A1, 1.920%, 11/25/2066 (a)(b)	5,506,002	5,154,240
Starwood Mortgage Residential Trust, Series 2022-1, Class A1, 2.447%, 12/25/2066 (a)(b)	1,903,102	1,820,891
Towd Point Mortgage Trust, Series 2017-2, Class A1, 2.750%, 4/25/2057 (a)(b)	1,248,820	1,242,682
Towd Point Mortgage Trust, Series 2017-6, Class A1, 2.750%, 10/25/2057 (a)(b)	175,605	173,131
Towd Point Mortgage Trust, Series 2019-HY2, Class A1, 1.668% (1 Month LIBOR USD + 1.000%), 5/28/2058 (a)(c)	5,190,196	5,201,142
Traingle Re Ltd., Series 2021-1, Class M1B, 3.668% (1 Month LIBOR USD + 3.000%), 8/25/2033 (a)(c)	126,145	126,010
TRK Trust, Series 2022-INV1, Class A1, 2.577%, 2/25/2057 (a)(b)	3,919,672	3,755,261
Verus Securitization Trust, Series 2019-INV2, Class A1, 2.913%, 7/25/2059 (a)(b)	4,239,788	4,209,134
Verus Securitization Trust, Series 2019-INV3, Class A2, 2.947%, 11/25/2059 (a)(b)	1,839,171	1,833,763
Verus Securitization Trust, Series 2019-INV3, Class M1, 3.279%, 11/25/2059 (a)(b)	2,513,000	2,368,746
Verus Securitization Trust, Series 2020-INV1, Class A1, 1.977%, 3/25/2060 (a)(b)	3,780,375	3,750,291
Verus Securitization Trust, Series 2020-5, Class A2, 1.578%, 5/25/2065 (a)(e)	1,304,355	1,293,337
Verus Securitization Trust, Series 2021-3, Class A2, 1.283%, 6/25/2066 (a)(b)	1,076,492	1,044,350
Verus Securitization Trust, Series 2021-4, Class A1, 0.938%, 7/25/2066 (a)(b)	11,910,411	11,334,793
Verus Securitization Trust, Series 2021-4, Class A2, 1.247%, 7/25/2066 (a)(b)	1,195,868	1,159,014
Verus Securitization Trust, Series 2021-5, Class A3, 1.373%, 9/25/2066 (a)(b)	2,952,027	2,861,907
Verus Securitization Trust, Series 2021-7, Class A1, 1.829%, 10/25/2066 (a)(b)	1,342,587	1,307,446
Verus Securitization Trust, Series 2021-8, Class A3, 2.491%, 11/25/2066 (a)(b)	2,079,380	2,007,026
Verus Securitization Trust, Series 2022-3, Class A1, 4.130%, 2/25/2067 (a)(e)	2,942,181	2,920,217
Verus Securitization Trust, Series 2022-3, Class A3, 4.130%, 2/25/2067 (a)(b)	2,942,181	2,889,586
Visio Trust, Series 2021-1R, Class A3, 1.688%, 5/25/2056 (a)	2,201,886	2,114,847
Wells Fargo Mortgage Backed Securities Trust, Series 2020-2, Class A3, 3.000%, 2/25/2050 (a)(b)	392,792	387,889
WinWater Mortgage Loan Trust, Series 2015-A, Class AX1, 0.324%, 6/20/2045 (a)(b)(g)	7,394,342	22,309
ZH Trust, Series 2021-2, Class A, 2.349%, 10/19/2027 (a)(f)	833,899	832,621
TOTAL RESIDENTIAL MORTGAGE-BACKED SECURITIES (Cost ― $408,889,165)		$393,925,421

Residential Mortgage-Backed Securities - U.S. Government Agency ― 0.33%
Federal Home Loan Mortgage Corp., Series 5078, Class AB, 2.000%, 9/25/2035	3,607,645	3,560,604
Federal National Mortgage Association, Series 2017-61, Class K, 3.500%, 8/25/2046	974,088	949,720
TOTAL RESIDENTIAL MORTGAGE-BACKED SECURITIES - U.S. GOVERNMENT AGENCY (Cost ― $4,647,264)		$4,510,324

Residential Mortgage-Backed Securities - U.S. Government Agency Credit Risk Transfer ― 0.59%
Connecticut Avenue Securities Trust, Series 2019-R03, Class 1M2, 2.818% (1 Month LIBOR USD + 2.150%), 9/25/2031 (a)(c)	336,833	337,517
Connecticut Avenue Securities Trust, Series 2020-R02, Class 2M2, 2.668% (1 Month LIBOR USD + 2.000%), 1/25/2040 (a)(c)	791,295	791,294
Connecticut Avenue Securities Trust, Series 2022-R03, Class 1M1, 2.389% (SOFR30A + 2.100%), 3/25/2042 (a)(c)	3,170,413	3,203,110
Federal Home Loan Mortgage Corp., Series 2022-DNA3, Class M1A, 2.251% (SOFR30A + 2.000%), 4/25/2042 (a)(c)	500,000	500,860
Federal Home Loan Mortgage Corp., Series 2018-HRP1, Class M2, 2.318% (1 Month LIBOR USD + 1.650%), 5/25/2043 (a)(c)	521,502	521,501
Federal Home Loan Securities Trust, Series 2016-SC02, Class M2, 3.660%, 10/25/2046 (b)	2,715,577	2,599,847
TOTAL RESIDENTIAL MORTGAGE-BACKED SECURITIES - U.S. GOVERNMENT AGENCY CREDIT RISK TRANSFER (Cost ― $8,061,000)		$7,954,129

U.S. Treasury Notes ― 1.28%
0.125%, 12/15/2023	5,000,000	4,807,617
0.125%, 2/15/2024	5,000,000	4,782,617
0.750%, 11/15/2024	3,000,000	2,847,071
2.250%, 12/31/2024	5,000,000	4,923,633
TOTAL U.S. TREASURY NOTES (Cost ― $18,115,065)		$17,360,938

Short-Term Investments ― 7.38%
U.S. Treasury Bills ― 0.73%
1.490%, 12/29/22 (h)	10,000,000	9,901,558

Money Market Funds ― 6.65%	Shares
First American Government Obligations Fund, Class U, 0.237% (i)	89,965,741	89,965,741
TOTAL SHORT-TERM INVESTMENTS (Cost ― $99,938,852)		$99,867,299
TOTAL INVESTMENTS ― 96.99% (Cost ― $1,343,948,616)		$1,312,528,690
Other Assets in Excess of Liabilities ― 3.01%		40,707,978
NET ASSETS ― 100.00%		$1,353,236,668

LIBOR:	London Inter-Bank Offered Rate
SOFR30A:	Secured Overnight Financing Rate 30 Day Average
MSOFR1MC:	1 Month Secured Overnight Financing Rate Index

(a)
Security exempt from registration under Rule 144A or Section 4(a)(2) of the Securities Act of 1933.  The security may be resold in transactions exempt from registration, normally to qualified institutional buyers. These securities are determined to be liquid by the Adviser, under the procedures established by the Fund's Board of Trustees, unless otherwise denoted. At April 30, 2022, the value of these securities amounted to $1,090,198,175 or 80.56% of net assets.

(b)	Variable rate security. The coupon is based on an underlying pool of assets. Rate disclosed is the rate in effect as of April 30, 2022.
(c)
Variable or floating rate security based on a reference index and spread.  Certain securities are fixed to variable and currently in the fixed phase.  Rate disclosed is the rate in effect as of April 30, 2022.

(d)
Security exempt from registration under Regulation S of the Securities Act of 1933. Such securities are treated as liquid securities according to the Fund's liquidity guidelines. At April 30, 2022, the value of securities pledged amounted to $2,207,767 or 0.16% of net assets.

(e)	Step-up bond that pays an initial coupon rate for the first period and then a higher coupon rate for the following periods. Rate disclosed is the rate in effect as of April 30, 2022.
(f)	Illiquid security. At April 30, 2022, the value of these securities amounted to $5,837,011 or 0.43% of net assets.
(g)	Interest only security.
(h)	Rate disclosed is the effective yield as of April 30, 2022.
(i)	Rate disclosed is the seven day yield as of April 30, 2022.

Schedule of Open Futures Contracts
		Number of		Value & Unrealized Appreciation
Short Futures Contracts	Expiration Month	Contracts	Notional Value	(Depreciation)
3 Year ERIS Aged Standard Swap Future	June 2022	(42)	$(4,469,136)	$(203,487)
2 Year ERIS Aged Standard Swap Future	September 2022	(100)	(10,000,360)	57,114
3 Year ERIS Aged Standard Swap Future	September 2022	(40)	(4,262,120)	(54,980)
2 Year ERIS Aged Standard Swap Future	March 2023	(155)	(15,210,538)	283,650
3 Year ERIS Aged Standard Swap Future	March 2023	(50)	(5,120,115)	(30,190)
2 Year ERIS Aged Standard Swap Future	June 2023	(391)	(38,058,493)	978,044
2 Year ERIS Aged Standard Swap Future	September 2023	(501)	(48,346,650)	1,726,546
4 Year ERIS Aged Standard Swap Future	September 2023	(7)	(743,552)	3,674
2 Year ERIS Aged Standard Swap Future	December 2023	(125)	(12,020,950)	479,863
2 Year EIRS Aged Standard Swap Future	March 2024	(102)	(9,727,261)	294,494
3 Year ERIS Aged Standard Swap Future	September 2024	(34)	(3,179,306)	183,855
Total				$3,718,583

Securities Valuation and Fair Value Measurements (Unaudited)

The Fund records its investments at fair value and in accordance with fair valuation accounting standards. The Fund has adopted fair valuation accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion in changes in valuation techniques and related inputs, if any, during the period. In addition, these standards require expanded disclosure for each major category of assets. These inputs are summarized in the three broad levels listed below:

Level 1 - quoted prices in active markets for identical securities
Level 2 - other significant observable inputs (including, but not limited to, quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments based on the best information available)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

Investments in registered open-end management investment companies, including money market funds, will be valued based upon the net asset value ("NAV") of such investments and are categorized as Level 1 of the fair value hierarchy.

Fair values for long-term debt securities, including asset-backed securities ("ABS"), collateralized loan obligations ("CLOs"), collateralized mortgage obligations ("CMOs"), corporate obligations, whole loans, and mortgage-backed securities ("MBS") are normally determined on the basis of valuations provided by independent pricing services. Vendors typically value such securities based on one or more inputs, including but not limited to, benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and pricing models such as yield measurers calculated using factors such as cash flows, financial or collateral performance and other reference data. In addition to these inputs, MBS and ABS may utilize cash flows, prepayment information, default rates, delinquency and loss assumptions, collateral characteristics, credit enhancements and specific deal information. Securities that use similar valuation techniques and inputs are categorized as Level 2 of the fair value hierarchy. To the extent the significant inputs are unobservable; the values generally would be categorized as Level 3.

Equity securities, including preferred stocks, that are traded on a national securities exchange, except those listed on the Nasdaq Global Market®, Nasdaq Global Select Market® and the Nasdaq Capital Market® exchanges (collectively, “Nasdaq”), are valued at the last sale price at the close of that exchange. Securities traded on Nasdaq will be valued at the Nasdaq Official Closing Price (“NOCP”). If, on a particular day, an exchange-listed or Nasdaq security does not trade, then: (i) the security shall be valued at the mean between the most recent quoted bid and asked prices at the close of the exchange; or (ii) the security shall be valued at the latest sales price on the Composite Market (defined below) for the day such security is being valued. “Composite Market” means a consolidation of the trade information provided by national securities and foreign exchanges and over-the-counter markets (“OTC”) as published by a pricing service. In the event market quotations or Composite Market pricing are not readily available, Fair Value will be determined in accordance with the procedures adopted by the Board of Trustees (“Board”). All equity securities that are not traded on a listed exchange are valued at the last sale price at the close of the over-the counter market. If a non-exchange listed security does not trade on a particular day, then the mean between the last quoted bid and asked price will be used as long as it continues to reflect the value of the security. If the mean is not available, then bid price can be used as long as the bid price continues to reflect the value of the security. Otherwise Fair Value will be determined in accordance with the procedures adopted by the Board. These securities will generally be categorized as Level 3 securities. When using the market quotations or close prices provided by the pricing service and when the market is considered active, the security will be classified as a Level 1 security. Sometimes, an equity security owned by the Funds will be valued by the pricing service with factors other than market quotations or when the market is considered inactive. When this happens, the security will be classified as a Level 2 security.

Short term debt securities having a maturity of 60 days or less are generally valued at amortized cost, which approximates fair market value. These investments are categorized as Level 2 of the fair value hierarchy.  Reverse repurchase agreements and repurchase agreements are priced at their acquisition cost, and assessed for credit adjustments, which represents fair value.  These securities will generally be categorized as Level 2 securities.

Financial derivative instruments, such as futures contracts, that are traded on a national securities or commodities exchange are typically valued at the settlement price determined by the relevant exchange. Swaps, such as credit default swaps, interest-rate swaps and currency swaps, are valued by a pricing service. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy.  Over-the-counter financial derivative instruments, such as certain futures contracts or swap agreements, derive their values from underlying asset prices, indices, reference rates, other inputs or a combination of these factors. These instruments are normally valued on the basis of evaluations provided by independent pricing services or broker dealer quotations. Derivatives that use similar valuation techniques as described above are typically categorized as Level 2 of the fair value hierarchy.

Securities may be fair valued in accordance with the fair valuation procedures approved by the Board. The Valuation and Risk Management Oversight Committee is generally responsible for overseeing the Funds' valuation processes and reports quarterly to the Board. The Valuation and Risk Management Oversight Committee has delegated to the Valuation Committee of Angel Oak Capital Advisors, LLC (the"Adviser") the day to day responsibilities for making all necessary determinations of the fair value of portfolio securities and other assets for which market quotations are not readily available or if the prices obtained from independent pricing services are deemed to be unreliable indicators of market or fair value. Representatives of the Adviser's Valuation Committee report quarterly to the Valuation and Risk Management Oversight Committee.

The following is a summary of the investments by their inputs used to value the Fund's net assets as of April 30, 2022:

Assets	Level 1	Level 2	Level 3	Total
Asset-Backed Securities	$-	$539,345,211	$-	$539,345,211
Collateralized Loan Obligations	-	128,698,467	-	128,698,467
Commercial Mortgage-Backed Securities	-	32,643,102	-	32,643,102
Commercial Mortgage-Backed Securities - U.S. Government Agency	-	72,388,905	-	72,388,905
Corporate Obligations	-	15,834,894	-	15,834,894
Residential Mortgage-Backed Securities		393,925,421	-	393,925,421
Residential Mortgage-Backed Securities - U.S. Government Agency	-	4,510,324	-	4,510,324
Residential Mortgage-Backed Securities - U.S. Government Agency Credit Risk Transfer	-	7,954,129	-	7,954,129
U.S. Treasury Notes	-	17,360,938	-	17,360,938
Short-Term Investments	89,965,741	9,901,558	-	99,867,299
Total	$89,965,741	$1,222,562,949	$-	$1,312,528,690
Other Financial Instruments
Assets
Futures Contracts*	$4,007,240	$-	$-	$4,007,240
Liabilities
Futures Contracts*	288,657	-	-	$288,657
Total	$3,718,583	$-	$-	$3,718,583

*Futures are reflected at the unrealized appreciation (depreciation) on the instrument as presented in the Schedule of Investments.

See the Schedule of Investments for further disaggregation of investment categories. During the period ended April 30, 2022, the Fund did not recognize any transfers to or from Level 3.

The average monthly notional value of short futures contracts during the period ended April 30, 2022, was ($154,892,048).